RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 27, 2020	Aug. 13, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	$ 17,801,733	$ 24,945,850	$ 17,600,000
Total Liabilities	25,401,002	32,485,750	27,579,556
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value		179,531,370
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)		357
Additional Paid-in Capital	6,361,165	12,619,799	6,175,557
Accumulated deficit	(1,361,994)	(7,620,693)	(1,176,398)
Shareholders' Equity	5,000,004	5,000,004		$ 0
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Liabilities		7,539,900	9,979,556
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value		204,477,211
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)		108
Additional Paid-in Capital		5,238,322	5,045,914
Accumulated deficit		(238,958)	(46,579)
Shareholders' Equity		5,000,010
Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		24,945,850	17,600,000
Total Liabilities		24,945,850	17,600,000
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value		(24,945,841)
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)		249
Additional Paid-in Capital		7,381,477	1,129,643
Accumulated deficit		(7,381,735)	(1,129,643)
Shareholders' Equity		(9)
Class A common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)	295	357
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value	185,790,066	179,531,370	172,353,340
Class A Common Stock Subject to Redemption | As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value			189,953,340
Class A Common Stock Subject to Redemption | Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value			(17,600,000)
Class A Common Stock Not Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)		357	276
Class A Common Stock Not Subject to Redemption | As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)			100
Class A Common Stock Not Subject to Redemption | Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)			$ 176
Class B common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, $0.00005 par value (506,000 shares authorized, 241,347 and 238,186 shares issued and outstanding as of March 31, 2021 and December 31, 2020)	$ 538	$ 538